Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of plant property equipment
The changes in property, plant and equipment for the year ended December 31, 2022, are as follows:

	Land and buildings	Vehicles, machinery, facilities, computer hardware and furniture and fixtures	Oil and gas properties		Production wells and facilities		Works in progress	Materials and spare parts	Total
Cost
Amounts as of December 31, 2021	2,709	23,070	446,291		1,174,699		91,245	27,796	1,765,810
Additions	8,550	285	—		—		433,942	97,243	540,020
Transfers	—	20,171	—		433,909		(371,239)	(82,841)	—
Disposals	(465)	(4)	(1,870	) (1)	(713	) (2)	—	(240)	(3,292)
Incorporation for the acquisition of AFBN assets	—	—	68,743	(3)	—		—	—	68,743

Amounts as of December 31, 2022	10,794	43,522	513,164		1,607,895		153,948	41,958	2,371,281

Accumulated depreciation
Amounts as of December 31, 2021	(294)	(10,834)	(53,623)		(477,077)		—	—	(541,828)
Depreciation	(17)	(4,756)	(14,540)		(204,031)		—	—	(223,344)
Disposals	11	3	216	(1)	—				230

Amounts as of December 31, 2022	(300)	(15,587)	(67,947)		(681,108)		—	—	(764,942)

Net value

Amounts as of December 31, 2022	10,494	27,935	445,217		926,787		153,948	41,958	1,606,339

(1)	Related to the “farmout agreement I” (see Note 29.3.2.1).
(2)	Related to the re-estimation of well plugging and abandonment (see Note 22.1). This transaction did not generate cash flows.
(3)	See Note 1.2.1.

The changes in property, plant and equipment for the year ended December 31, 2021, are as follows:

	Land and buildings	Vehicles, machinery, facilities, computer hardware and furniture and fixtures	Oil and gas properties	Production wells and facilities	Works in progress	Materials and spare parts	Total
Cost
Amounts as of December 31, 2020	2,456	21,831	353,076	876,663	79,556	28,851	1,362,433
Additions	253	106	30,076 (1)	7,343 (3)	287,815	28,626	354,219
Transfers	—	2,111	—	296,624	(269,161)	(29,574)	—
Disposals	—	(665)	(997) (2)	—	—	(107)	(1,769)
Incorporation for the acquisition of AFBN assets	—	—	69,693 (4)	—	—	—	69,693
Assets disposals (5)	—	(313)	(5,557)	(5,931)	(6,965)	—	(18,766)

Amounts as of December 31, 2021	2,709	23,070	446,291	1,174,699	91,245	27,796	1,765,810

Accumulated depreciation
Amounts as of December 31, 2020	(276)	(7,466)	(33,373)	(319,060)	—	—	(360,175)
Depreciation	(18)	(3,915)	(20,579)	(159,637)	—	—	(184,149)
Disposals	—	525	115 (2)	—			640
Assets disposals (5)	—	22	214	1,620	—	—	1,856

Amounts as of December 31, 2021	(294)	(10,834)	(53,623)	(477,077)	—	—	(541,828)

Net value

Amounts as of December 31, 2021	2,415	12,236	392,668	697,622	91,245	27,796	1,223,982

(1)
Related to transferred of “Exploration rights” of operated area
CS-01
in Mexico from “Other intangible assets” (see Notes 14 and 29.3.11). This transaction did not generate cash flows, or significant depreciation charges for the year ended December 31, 2021.

(2)	Related to the “farmout agreement I” (see Note 29.3.2.1).
(3)	Including 2,112 related to the re-estimation of well plugging and abandonment (see Note 22.1). This transaction did not generate cash flows.
(4)	These additions did not generate cash flows (see Note 29.3.10).
(5)
Including 11,784 of net disposal for the transfer of working interest in CASO (see Note 29.3.4); and 5,126 related to the transfer of Mexico’s exploration assets that did not generate cash flows (see Note 29.3.11).